Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: May 10, 2024

Payment Date	5/15/2024
Collection Period Start	4/1/2024
Collection Period End	4/30/2024
Interest Period Start	4/15/2024
Interest Period End	5/14/2024

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$74,088,511.43	$32,343,686.89	$41,744,824.54	0.071140	Sep-25
Class A-2b Notes	$15,959,079.45	$6,967,010.95	$8,992,068.50	0.071140	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$938,957,590.88	$39,310,697.84	$899,646,893.04

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,019,130,935.53	$976,271,504.87	0.472390
YSOC Amount	$75,425,560.36	$71,876,827.54
Adjusted Pool Balance	$943,705,375.17	$904,394,677.33
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$74,088,511.43	3.74000%	30/360	$230,909.19
Class A-2b Notes	$15,959,079.45	5.98002%	ACT/360	$79,529.68
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$938,957,590.88			$2,956,817.12

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,019,130,935.53	$976,271,504.87
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$943,705,375.17	$904,394,677.33
Number of Receivables Outstanding	66,150	64,927
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	39.8	38.8

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,072,927.92
Principal Collections	$42,389,993.57
Liquidation Proceeds	$175,783.31
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$45,638,704.80
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$45,638,704.80

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$849,275.78	$849,275.78	$—	$—	$44,789,429.02
Interest - Class A-1 Notes	$—	$—	$—	$—	$44,789,429.02
Interest - Class A-2a Notes	$230,909.19	$230,909.19	$—	$—	$44,558,519.83
Interest - Class A-2b Notes	$79,529.68	$79,529.68	$—	$—	$44,478,990.15
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$42,552,000.15
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$42,059,661.90
First Allocation of Principal	$—	$—	$—	$—	$42,059,661.90
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$41,992,053.57
Second Allocation of Principal	$—	$—	$—	$—	$41,992,053.57
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$41,918,111.90
Third Allocation of Principal	$15,562,913.55	$15,562,913.55	$—	$—	$26,355,198.35
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,269,698.35
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,269,698.35
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,269,698.35
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,521,914.06
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,521,914.06
Remaining Funds to Certificates	$2,521,914.06	$2,521,914.06	$—	$—	$—
Total	$45,638,704.80	$45,638,704.80	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$75,425,560.36
Increase/(Decrease)	$(3,548,732.82)
Ending YSOC Amount	$71,876,827.54

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$943,705,375.17	$904,394,677.33
Note Balance	$938,957,590.88	$899,646,893.04
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	40	$469,437.09
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	149	$175,783.31
Monthly Net Losses (Liquidation Proceeds)			$293,653.78
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.36%
Second Preceding Collection Period			0.20%
Preceding Collection Period			0.21%
Current Collection Period			0.35%
Four-Month Average Net Loss Ratio			0.28%
Cumulative Net Losses for All Periods			$4,337,878.96
Cumulative Net Loss Ratio			0.21%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.28%	139	$2,688,943.30
60-89 Days Delinquent	0.09%	50	$913,151.80
90-119 Days Delinquent	0.02%	13	$228,370.51
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.39%	202	$3,830,465.61

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$153,149.13
Total Repossessed Inventory		17	$372,797.97

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		63	$1,141,522.31
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			0.13%
Preceding Collection Period			0.12%
Current Collection Period			0.12%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.49	0.05%	25	0.04%